[redacted]

CIK 1087423

06063008

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

CERTNYS

DEC 0 8 2006

1-33162

December 8, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Red Hat, Inc., Common Stock, par value $0.0001 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 8, 2006. Tentative listing date – December 12, 2006.

Sincerely,

PROCESSED

DEC 1 3 2006

THOMSON
FINANCIAL